Label	Element	Value
PACE Large Co Growth Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PACE® Select Advisors Trust

November 15, 2023

Supplement to the prospectus relating to Class A and Class Y shares (the "Prospectus"), dated November 28, 2022, as supplemented.

Includes:

•  PACE® Large Co Growth Equity Investments

Dear Investor,

The purpose of this supplement is to update certain information for PACE® Large Co Growth Equity Investments (the "fund") of PACE Select Advisors Trust (the "Trust").

Effective immediately, the Prospectus is hereby revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® Large Co Growth Equity Investments
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The section captioned "PACE Large Co Growth Equity Investments Fund summary" and sub- captioned "Performance—Risk/return bar chart and table" beginning on page 43 of the Prospectus is revised by replacing the table titled "Average annual total returns" with the following:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (figures reflect sales charges)(for the periods ended December 31, 2021)
PACE Large Co Growth Equity Investments | Russell 1000 Growth Index (Index reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	25.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	19.79%
PACE Large Co Growth Equity Investments | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	21.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 27, 2000
PACE Large Co Growth Equity Investments | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	16.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.39%
PACE Large Co Growth Equity Investments | CLASS A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.04%
PACE Large Co Growth Equity Investments | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	22.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	17.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 15, 2001